Additional Information - Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2024
Additional Information - Condensed Financial Statements of Parent Company
Additional Information - Condensed Financial Statements of Parent Company

Additional Information — Condensed Financial Statements of Parent Company

Canadian Solar Inc.

The following condensed financial statements of Canadian Solar Inc. has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2024 of $1,593,348, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries. The Company’s share of income from its subsidiaries is reported as equity in earnings of subsidiaries in the condensed financial statements. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

Financial Information of Parent Company

Balance Sheets

	December 31,	December 31,
(U.S. dollars in thousands, except share data)	2023	2024
Assets
Current assets:
Cash and cash equivalents	$642	$26,293
Amounts due from subsidiaries	339,809	317,561
Prepaid expenses and other current assets	14,812	20,031
Total current assets	355,263	363,885
Investments in subsidiaries	2,561,797	2,773,463
Investments in affiliates	11,745	11,745
Deferred tax assets	—	2,531
Other non-current assets	39,837	26,904
Total Assets	$2,968,642	$3,178,528
Liabilities and Equity
Current liabilities:
Amounts due to subsidiaries	$157,821	$111,731
Derivative liabilities	1,438	—
Other current liabilities	8,899	6,471
Convertible notes	—	228,917
Total current liabilities	168,158	347,119
Convertible notes	227,424	—
Deferred tax liabilities	8,115	10,285
Liability for uncertain tax positions	5,702	5,624
Total Liabilities	409,399	363,028
Equity:
Common shares: no par value, unlimited authorized, 66,158,741 and 66,954,634 outstanding, respectively	835,543	835,543
Additional paid-in capital	292,737	590,578
Retained earnings	1,549,707	1,585,758
Accumulated other comprehensive loss	(118,744)	(196,379)
Total Equity	2,559,243	2,815,500
Total Liabilities and Equity	$2,968,642	$3,178,528

Financial Information of Parent Company

Statements of Operations

	Years Ended December 31,
(U.S. dollars in thousands)	2022	2023	2024
Net revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses:
General, administrative and other operating expenses	12,306	40,198	20,180
Total operating expenses	12,306	40,198	20,180
Loss from operations	(12,306)	(40,198)	(20,180)
Other income (expenses):
Interest expense	(23,229)	(18,720)	(10,580)
Interest income	20,563	22,862	15,569
Gain (loss) on change in fair value of derivatives, net	(844)	(1,535)	2,700
Foreign exchange gain (loss), net	616	(772)	(492)
Other income (expenses), net:	(2,894)	1,835	7,197
Loss before income taxes and equity in earnings of subsidiaries and affiliates	(15,200)	(38,363)	(12,983)
Income tax benefit (expense)	8,786	(6,775)	3,780
Equity in earnings of subsidiaries and affiliates	246,382	319,325	45,254
Net income	$239,968	$274,187	$36,051

Financial Information of Parent Company

Statements of Comprehensive Income (Loss)

	Years Ended December 31,
(U.S. dollars in thousands)	2022	2023	2024
Net income	$239,968	$274,187	$36,051
Other comprehensive income (loss), net of tax	(120,511)	13,412	(79,647)
Comprehensive income (loss)	$119,457	$287,599	$(43,596)

Financial Information of Parent Company

Statements of Cash Flows

	Years Ended December 31,
(U.S. dollars in thousands)	2022	2023	2024
Operating activities:
Net income	$239,968	$274,187	$36,051
Adjustments to reconcile net income to net cash provided by provided by (used in) operating activities:
Accretion of convertible notes	1,302	1,447	1,493
Loss (gain) on change in fair value of derivatives	844	1,535	(2,700)
Equity in earnings of subsidiaries and affiliates	(246,382)	(319,325)	(45,254)
Share-based compensation	9,370	28,410	4,256
Dividend received from subsidiary	—	—	38,519
Deferred taxes	3,319	5,180	(361)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	10,990	245,001	46,719
Prepaid expenses and other current assets	(7,900)	(1,594)	(36,216)
Other non-current assets	10	—	12,933
Amounts due to subsidiaries	38,610	(232,650)	(44,621)
Other current liabilities	(1,154)	4,377	(2,429)
Liability for uncertain tax positions	(1,702)	(28)	(77)
Net settlement of derivatives	439	(859)	1,262
Net cash provided by operating activities	47,714	5,681	9,575
Investing activities:
Investments in subsidiaries	(65,421)	(22,164)	(10,310)
Investments in affiliates	(990)	—	—
Loans to subsidiaries	(122,050)	(62,226)	(6,162)
Repayment of loans to subsidiaries	172,573	69,150	32,271
Net cash used in (generated from) investing activities	(15,888)	(15,240)	15,799
Financing activities:
Repayment of loan from subsidiary	(49,554)	—	—
Net cash used in financing activities	(49,554)	—	—
Effect of exchange rate changes	5,957	(5,460)	277
Net increase (decrease) in cash, cash equivalents and restricted cash	(11,771)	(15,019)	25,651
Cash, cash equivalents and restricted cash at the beginning of the year	27,432	15,661	642
Cash, cash equivalents and restricted cash at the end of the year	$15,661	$642	$26,293
Supplemental disclosure of cash flow information:
Interest paid	$30,521	$11,586	$10,768